UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form
Please print or type.

	1.	Name and address of issuer:


		Morgan Stanley Global Advantage Fund


	2.	The name of each series or class of securities for which this
		Form is filed (if the Form is being filed for all series
		"and classes of securities of the issuer, check the box but" do not list series or classes):
							X


	3.	Investment Company Act File Number:

							811-08455

		Securities Act File Number:

							333-38297

	4(a)	 Last day of fiscal year for which this Form is filed:

				"May 31, 2004"



	4(b).		Check box if this Form is being filed late
			(i.e. more than 90 calendar days after the end of the issuer's fiscal year).
			(See Instruction A2)

		"Note: If the Form is being filed late, interest must" be paid on the registration fee due.


	4(c).		Check box if this is the last time the issuer will be
			 filing this Form.





	5.	Calculation of registration fee:

		(i)  Aggregate sale price of securities sold during
		      the fiscal year pursuant to section 24(f):
							" $15,963,084.43 "

		(ii)  Aggregate price of securities redeemed or
		       repurchased during the fiscal year:
							" $121,884,837.23 "

		(iii)  Aggregate price of securities redeemed or
		        repurchased during any prior fiscal year ending
		"        no earlier than October 11, 1995 that were not"
		        previously used to reduce registration fees payable to the Commission:
							" $1,030,618,127.98 "

		(iv)  Total available redemption credits [add Items
		        5(ii) and 5(iii):
							" $(1,152,502,965.21)"

		(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
		       [subtract Item 5(iv) from Item 5(i)]:
							$0.00

		(vi)  Redemption credits available for use in future
		        years -- if Item 5(i) is less than 5(iv)
		        [subtract Item 5(iv) from Item 5(i)]:

							" $(1,136,539,880.78)"


		(vii)  Multiplier for determining registration fee (See
		         Instruction C.9):
							0.0001267

		(viii) Registration fee due [multiply Item 5(v) by Item 5(vii]
		"         (enter ""0"" if no fee is due):   "
							$0.00

	6.	Prepaid Shares:

		If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect "before [effective date of rescisison of rule 24e-2], then" report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the "issuer in future fiscal years, then state that number" here:_______.

	7.	Interest due - if this Form is being filed more than 90 days
		after the end of the issuer's fiscal year
		(see Instruction D):
							$0.00

	8.	Total of the amount of the registration fee due plus any
		interest due [line 5(viii) plus line 7]:
							$0.00


	9.	Date the registration fee and any interest payment was
		sent to the Commission's lockbox depository:

		Method of Delivery:

					     Wire Transfer

					     Mail or other means



SIGNATURES


		This report has been signed below by the following persons
		 on behalf of the issuer and in the capacities
		and on the dates indicated.


		By (Signature and Title)*
					/s/ Frank Smith

					Frank Smith
					Treasurer
				Date 			"July 23, 2004"

*Please print the name and title of the signing officer below the signature.